Other service fees (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Other Service Fees Table [Text Block]
(In thousands)	2012	2011	2010
Debit card fees	$36,787	$49,459	$100,639
Insurance fees	53,825	54,390	49,768
Credit card fees and discounts	57,551	49,049	84,786
Sale and administration of investment products	37,766	34,388	37,783
Mortgage servicing fees, net of fair value adjustments	30,770	12,098	24,801
Trust fees	16,353	15,333	14,216
Processing fees	6,330	6,839	45,055
Other fees	17,163	18,164	20,456
Total other service fees	$256,545	$239,720	$377,504